Acquisitions (Sony Ericsson)	12 Months Ended
Mar. 31, 2012
Sony Ericsson
Acquisitions
24.	Acquisitions

(1)	Game Show Network acquisition

In April 2009, Sony sold a portion of its 50% ownership interest in GSN, which operates a U.S. cable network and online business, to the other investor in GSN, which resulted in cash proceeds of 8,831 million yen and a gain of 8,322 million yen for the fiscal year ended March 31, 2010. The gain was recorded in other operating (income) expense, net.

In March 2011, Sony acquired an additional 5% equity interest in GSN from the successor in interest to the other investor (the “Current Investor”) for 4,849 million yen, resulting in Sony owning a 40% equity interest in GSN. As part of the acquisition, Sony obtained a controlling interest in GSN, including the ability to appoint the majority of representatives on the GSN management committee, control over approval of the budget for GSN and control over the hiring, terminating, and setting compensation of the senior management of GSN. This acquisition will strengthen Sony’s presence in U.S. cable networks and Sony expects that it will allow GSN to further exploit and benefit from the light entertainment assets in the Pictures segment.

In addition to acquiring the additional 5% equity interest in GSN, Sony granted a put right to the Current Investor and received a call right from the Current Investor for an additional 18% equity interest in GSN. The put right is exercisable during three windows starting on April 1 of 2012, 2013 and 2014 and lasting for 60 business days (each such period, a “Trigger Window”). In the event that GSN’s audited financial statements for the most recent completed calendar year are not available on April 1, the Trigger Window shall commence on the day when GSN’s audited financial statements are delivered to the Current Investor. As of May 31, 2012, GSN’s audited financial statements for the year ended December 31, 2011 have not been delivered to the Current Investor. The exercise price of the put is calculated using a formula based on an agreed upon multiple of the earnings of GSN with a minimum price of 234 million U.S. dollars and a maximum price of 288 million U.S. dollars. Sony’s call right is exercisable only if the put is not exercised, and may be exercised for 60 business days immediately after the last put window has expired. The exercise price of the call is calculated using the same formula as the put with a minimum price of 234 million U.S. dollars. A buy/sell provision also applies to the equity interests in GSN owned by Sony and the Current Investor and may be exercised annually for a 60 business day window beginning April 1, 2015.

Prior to the March 2011 acquisition, Sony’s interest in GSN was accounted for under the equity method of accounting. As a result of Sony obtaining a controlling interest in GSN, Sony consolidated GSN using the acquisition method of accounting and recorded the fair value of the identifiable assets, liabilities assumed, redeemable noncontrolling interest, noncontrolling interest and residual goodwill of GSN. In accordance with the accounting guidance for business combinations achieved in stages, Sony remeasured the 35% equity interest in GSN that it owned prior to the acquisition at a fair value of 33,940 million yen which resulted in the recognition of a gain of 26,991 million yen recorded in other operating (income) expense, net.

The following table summarizes the preliminary and final fair values assigned to the assets and liabilities of GSN that were recorded in the Pictures segment. Due to the fact that the acquisition closed in March 2011, certain areas of the purchase price allocation were not yet finalized as of the fiscal year ended March 31, 2011, including the fair value of certain tangible assets and liabilities acquired, the valuation of intangible assets acquired, income taxes and residual goodwill. The measurement period adjustments did not have a significant impact on Sony’s results of operations and financial position and, therefore, Sony has not retrospectively adjusted the consolidated financial statements.

	Yen in millions
	Acquired assets and liabilities recorded at fair value as of acquisition date (Preliminary)	Measurement period Adjustments	Acquired assets and liabilities recorded at fair value as of acquisition date (Final)
Cash and cash equivalents	4,039		4,039
Notes and accounts receivable, trade	3,089		3,089
Prepaid expenses and other current assets	395		395
Film costs	4,178		4,178
Property, plant and equipment	220		220
Intangibles	46,749	574	47,323
Goodwill	46,432	(527)	45,905
Other noncurrent assets	38		38

Total assets	105,140	47	105,187

Notes and accounts payable, trade	970		970
Accounts payable, other and accrued expenses	4,131		4,131
Other current liabilities	59		59
Other noncurrent liabilities	1,683	47	1,730

Total liabilities	6,843	47	6,890

Redeemable noncontrolling interest	18,779		18,779
Noncontrolling interest	40,728		40,728

Total	38,790		38,790

The portion of the noncontrolling interest that can be put to Sony is accounted for as redeemable securities because redemption is outside of Sony’s control. As such, the redeemable noncontrolling interest is reported in the mezzanine equity section in the consolidated balance sheets. The fair value of the noncontrolling interest was calculated using a combination of a discounted cash flow model and market comparables of similar transactions and companies. A lack of control discount was not applied in determining the fair value of the noncontrolling interest as the cash flows attributable to the noncontrolling interest holder are expected to be proportional to the cash flows attributable to the controlling interest holder.

No value was allocated to in-process research and development in this acquisition. Goodwill represents unidentifiable intangible assets, such as future growth from new revenue streams and synergies with Sony’s existing assets and businesses, and is calculated as the excess of the purchase price over the estimated fair value of the net tangible and intangible assets acquired and is not deductible for tax purposes. The goodwill recorded in connection with this acquisition is included in the Pictures segment.

The intangible assets are comprised of the following:

	Yen in millions	Years
	Acquired intangibles recorded at fair value	Weighted-average amortization period
Intangibles subject to amortization
Television carriage agreements (broadcasting agreements)	33,698	20
Other	4,736	3
Intangible having an indefinite life
Trademarks	8,889	—

Total intangibles	47,323

The results of operations of GSN are included in the Pictures segment after the acquisition date. The following unaudited supplemental pro forma financial information presents the combined results of operations of Sony and GSN as though the acquisition had occurred as of the beginning of the fiscal years ended March 31, 2010 and 2011:

	Yen in millions, except per share data
	Fiscal year ended March 31
	2010	2011
	(Unaudited)
Net sales	6,313,222	6,325,310
Operating income	60,685	199,445
Net loss attributable to Sony Corporation’s stockholders	(33,655)	(259,731)
Basic EPS	(33.54)	(258.81)
Diluted EPS	(33.54)	(258.81)

The unaudited supplemental pro forma financial information is based on estimates and assumptions, which Sony believes are reasonable and is not intended to represent or be indicative of what Sony’s consolidated net loss attributable to Sony Corporation’s stockholders would have been had the acquisition been completed at the beginning of each of these periods and should not be taken as indicative of Sony’s future consolidated net loss attributable to Sony Corporation’s stockholders. The unaudited supplemental pro forma financial information includes a gain from remeasurement of the previously owned equity interest and incremental intangible asset amortization, net of the related tax effects.

(2)	Sony Ericsson acquisition

On February 15, 2012, Sony acquired Ericsson’s 50% equity interest in Sony Ericsson, resulting in Sony Ericsson becoming a wholly-owned subsidiary of Sony. The transaction also provided Sony with a broad intellectual property cross-licensing (“IP cross-licensing”) agreement and ownership of five essential patent families relating to wireless handset technology. The total consideration consisted of 107,174 million yen (1,050 million euros) of cash. The agreement with Ericsson also provided for contingent consideration depending on the level of certain specified costs. Based on the estimated level of the specified costs, no amounts were expected to be paid under this arrangement and therefore no amounts were recorded as additional consideration. This acquisition will integrate Sony Ericsson, renamed Sony Mobile, into Sony’s platform of network-connected consumer electronics products with the aim of accelerating convergence.

Prior to the acquisition, Sony’s interest in Sony Ericsson was accounted for under the equity method of accounting. As a result of Sony obtaining a controlling interest in Sony Ericsson, Sony consolidated Sony Ericsson using the acquisition method of accounting and recorded the fair value of the identifiable assets, liabilities assumed, noncontrolling interest and residual goodwill of Sony Ericsson. In accordance with the accounting guidance for business combinations achieved in stages, Sony remeasured the 50% equity interest in Sony Ericsson that it owned prior to the acquisition at a fair value of 71,449 million yen which resulted in the recognition of a gain of 102,331 million yen recorded in other operating (income) expense, net. Sony elected not to record a deferred tax liability corresponding to the difference between the financial reporting basis which was remeasured to fair value upon an acquisition of a controlling interest in a foreign entity and the tax basis in the previously held ownership interest. In addition, accumulated translation adjustments of 11,690 million yen remained as a component of accumulated other comprehensive income.

The following table summarizes the fair values assigned to the assets and liabilities of Sony Ericsson that were recorded in the Sony Mobile segment and the IP cross-licensing that was assigned to Corporate for segment reporting purposes.

Yen in millions
Acquired assets and liabilities recorded at fair value as of the acquisition date
Cash and cash equivalents	35,331
Notes and accounts receivable, trade	54,522
Inventories	54,095
Prepaid expenses and other current assets	28,618
Property, plant and equipment	18,075
Intangibles	123,097
Goodwill	128,522
Other noncurrent assets	22,463

Total assets	464,723
Notes and accounts payable, trade	66,522
Accounts payable, other and accrued expenses	61,467
Other current liabilities	136,938
Other noncurrent liabilities	7,126

Total liabilities	272,053
Noncontrolling interest	14,047

Total	178,623

No value was allocated to in-process research and development in this acquisition as no material amounts were identified; however, certain significant research and development activities were substantially completed as of the acquisition date and included within acquired intangible assets as developed technology. Goodwill represents unidentifiable intangible assets, such as future growth from new revenue streams, increased market share particularly in emerging markets and the U.S., synergies with existing Sony assets and businesses and an assembled workforce, and is calculated as the excess of the purchase price over the estimated fair value of the net tangible and intangible assets acquired and is not deductible for tax purposes. The goodwill recorded in connection with this acquisition is included in the Sony Mobile segment.

The intangible assets are comprised of the following:

	Yen in millions	Years
	Acquired intangibles recorded at fair value	Weighted-average amortization period
Intangibles subject to amortization
IP cross-licensing	60,834	6
Developed technology	24,599	9
Customer relationships	19,597	14
Trademarks	14,086	7
Other	3,981	7

Total intangibles	123,097

The following unaudited supplemental pro forma financial information presents the combined results of operations of Sony and Sony Ericsson as though the acquisition had occurred as of the beginning of the fiscal year ended March 31, 2011:

	Yen in millions, except per share data
	Fiscal year ended March 31
	2011	2012
	(Unaudited)
Net sales	6,901,151	5,941,131
Operating income (loss)	231,895	(187,725)
Net loss attributable to Sony Corporation’s stockholders	(226,038)	(654,833)
Basic EPS	(225.24)	(652.50)
Diluted EPS	(225.24)	(652.50)

The unaudited supplemental pro forma financial information is based on estimates and assumptions, which Sony believes are reasonable and is not intended to represent or be indicative of what Sony’s consolidated net loss attributable to Sony Corporation’s stockholders would have been had the acquisition been completed at the beginning of the fiscal year ended March 31, 2011 and should not be taken as indicative of Sony’s future consolidated net loss attributable to Sony Corporation’s stockholders. The unaudited supplemental pro forma financial information includes:

•	the elimination of equity in net income (loss) and consolidation of Sony Ericsson;

•	the gain from remeasurement of the previously owned equity interest;

•	incremental intangible asset amortization, net of the related tax effects;

•	certain royalty adjustments; and

•	additional debt issuance costs and interest expense, incurred in connection with the acquisition.

(3)	Sony Semiconductor acquisition

On April 1, 2011, Sony Semiconductor Kyushu Corporation, a wholly-owned subsidiary of Sony Corporation, acquired from Toshiba Corporation (“Toshiba”) for 57,451 million yen semiconductor fabrication equipment and certain related assets. Sony Semiconductor Kyushu Corporation has subsequently changed its name to Sony Semiconductor Corporation, effective November 1, 2011. Sony’s goal in acquiring the assets is to further strengthen its production capacity for CMOS image sensors.

The assets were operated by Nagasaki Semiconductor Manufacturing Corporation (“NSM”), a joint venture among Toshiba, Sony Corporation and Sony Computer Entertainment Inc., a wholly-owned subsidiary of Sony Corporation. Subsequent to the acquisition, Sony entered into a three year sale and leaseback transaction regarding certain of the acquired machinery and equipment with its equity interest affiliate, SFI Leasing Company, Limited, and received proceeds of 50,537 million yen based on the amounts recorded at fair value in the acquisition. These transactions are included within other in the investing activities section of the consolidated statements of cash flows.

In connection with the acquisition, Toshiba and Sony terminated their NSM joint venture relationship. Sony also entered into a supply arrangement to manufacture and supply system LSIs to Toshiba for one year following the acquisition.

The following table summarizes the fair values assigned to the assets acquired at the acquisition date.

Yen in millions
Acquired assets recorded at fair value
Inventories	4,370
Other current assets	82
Machinery and equipment	51,083
Intangibles	1,223
Other noncurrent assets	693

Total	57,451

As the purchase price was fully allocated to identifiable tangible and intangible assets and no liabilities were assumed, there was no goodwill recorded as part of the acquisition. The unaudited supplemental pro forma results of operations have not been presented because the effect of the acquisition was not material.

(4)	Other acquisitions

During the fiscal year ended March 31, 2010, Sony completed acquisitions for total consideration of 17,616 million yen, of which 1,420 million yen was contingent consideration. The remaining consideration was paid primarily in cash. As a result of the acquisitions, Sony recorded 13,425 million yen of goodwill and 3,708 million yen of intangible assets. A portion of the contingent consideration was subsequently reversed into income during the fiscal year ended March 31, 2012 as it was determined that the operating targets that needed to be achieved for the contingent consideration to be paid would not be met. The reversal of the accrued contingent consideration resulted in income of 896 million yen which was recorded in other operating (income) expense, net in the consolidated statements of income for the fiscal year ended March 31, 2012.

During the fiscal year ended March 31, 2011, Sony completed other acquisitions for total consideration of 2,884 million yen which was paid primarily in cash and there was no material contingent consideration subject to future change. As a result of the acquisitions, Sony recorded 1,415 million yen of goodwill and 1,227 million yen of intangible assets.

During the fiscal year ended March 31, 2012, Sony completed other acquisitions for total consideration of 7,914 million yen which was paid primarily in cash and there was no material contingent consideration subject to future change. As a result of the acquisitions, Sony recorded 5,853 million yen of goodwill and 3,345 million yen of intangible assets.

No significant amounts have been allocated to in-process research and development and all of the entities described above have been consolidated into Sony’s results of operations since their respective acquisition dates. Pro forma results of operations have not been presented because the effects of Sony Semiconductor and the other acquisitions, individually and in aggregate, were not material.